ACCRUED PAYROLL - OFFICER (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Compensation Related Costs [Abstract]
Employee-related Liabilities	$ 996,125		$ 798,471
Salary and Wage, Officer, Excluding Cost of Good and Service Sold	$ 213,466	$ 213,466